Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

		$ million
	2024	2023
Cash	16,414	16,683
Triparty repos and term bank deposits	14,453	9,788
Other cash equivalents	8,337	6,559
	39,204	33,030
Cash and cash equivalents comprise cash in hand; current balances with banks and similar institutions; deposits and triparty repos of three months or less with banks and similar institutions; money market funds and treasury bills. The carrying amounts of cash, triparty repos, term bank deposits and treasury bills approximate their fair values. Substantially all of the other cash equivalents are categorized within level 1 of the fair value hierarchy.
Cash and cash equivalents at 31 December 2024 includes $4,844 million (2023 $5,282 million) that is restricted. The restricted cash balances include amounts required to cover initial margin on trading exchanges and certain cash balances which are subject to exchange controls.
The group holds $5,774 million (2023 $7,174 million) of cash and cash equivalents outside the UK and it is not expected that any significant tax will arise on repatriation.